Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 238,140	$ 130,821
Restricted cash	49,289	8,976
Accounts receivable, net of allowance for credit losses	30,768	29,037
Accrued income	4,174	5,809
Prepaid expenses and other current assets	22,880	14,824
Bunkers and other inventory	14,237	13,752
Insurance receivable	5,060	3,368
Amounts due from related parties	9,036	13,797
Total current assets	373,584	220,384
Non-current Assets
Vessels, net	1,678,187	1,653,607
Vessels under construction	64,028	41,589
Property, plant and equipment, net	386	385
Intangible assets, net of accumulated amortization	399	406
Equity method investments	258,521	253,729
Derivative assets	2,054	7,191
Right-of-use asset	1,866	2,088
Other non-current assets	2,500	1,250
Total non-current assets	2,007,941	1,960,245
Total Assets	2,381,525	2,180,629
Current Liabilities
Current portion of secured term loan facilities, net of deferred financing costs	147,589	250,087
Current portion of operating lease liabilities	1,289	1,180
Accounts payable	12,582	13,823
Accrued expenses and other liabilities	37,139	24,334
Accrued interest	5,590	4,835
Deferred income	29,901	24,514
Derivative liability	1,015	0
Total current liabilities	235,105	318,773
Non-current Liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	741,055	504,995
Senior unsecured bond, net of deferred financing costs	137,878	98,446
Operating lease liabilities, net of current portion	2,287	2,574
Deferred tax liabilities	9,796	9,477
Total non-current liabilities	891,016	615,492
Total Liabilities	1,126,121	934,265
Commitments and Contingencies - Note 12
Stockholders’ Equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 67,015,554 shares issued and outstanding at June 30, 2025 (December 31, 2024: 69,397,648)	671	695
Additional paid-in capital	801,640	800,800
Accumulated other comprehensive loss	78	(548)
Retained earnings	411,246	404,522
Total Navigator Holdings Ltd. Stockholders’ Equity	1,213,635	1,205,469
Non-controlling interest	41,769	40,895
Total equity	1,255,404	1,246,364
Total Liabilities and Stockholders’ Equity	$ 2,381,525	$ 2,180,629